Distribution Date:	05/12/23	SG Commercial Mortgage Securities Trust 2016-C5
Determination Date:	05/08/23
Next Distribution Date:	06/12/23
Record Date:	04/28/23	Commercial Mortgage Pass-Through Certificates
Series 2016-C5
Notice of Address Change
Effective March 1, 2023 our Computershare Corporate Trust office located at 600 S 4th Street Minneapolis, MN 55415 has moved and our new address is 1505 Energy Park Drive St.
Paul, Minnesota 55108. Please update your records to reflect the new address.

Table of Contents			Contacts
Section	Pages	Role	Party and Contact Information
Certificate Distribution Detail	2	Depositor	SG Commercial Mortgage Securities, LLC
Certificate Factor Detail	3		Jim Barnard		Jim.Barnard@sgcib.com
Certificate Interest Reconciliation Detail	4		245 Park Avenue | New York, NY 10167 | United States
		Master Servicer	Wells Fargo Bank, National Association
Additional Information	5
			Investor Relations		REAM_InvestorRelations@wellsfargo.com
Bond / Collateral Reconciliation - Cash Flows	6
			Three Wells Fargo, MAC D1050-084, 401 S. Tryon Street, 8th Floor | Charlotte, NC 28202 | United States
Bond / Collateral Reconciliation - Balances	7	Special Servicer	Rialto Capital Advisors, LLC
Current Mortgage Loan and Property Stratification	8-12		General	(305) 229-6465
Mortgage Loan Detail (Part 1)	13-14		200 S. Biscayne Blvd., Suite 3550 | Miami, FL 33131 | United States
Mortgage Loan Detail (Part 2)	15-16	Operating Advisor & Asset	Park Bridge Lender Services LLC
		Representations Reviewer
Principal Prepayment Detail	17
			David Rodgers	(212) 230-9025
Historical Detail	18		600 Third Avenue, 40th Floor | New York, NY 10016 | United States
Delinquency Loan Detail	19	Certificate Administrator	Computershare Trust Company, N.A. as agent for Wells Fargo
Collateral Stratification and Historical Detail	20		Bank, N.A.
			Corporate Trust Services (CMBS)		cts.cmbs.bond.admin@wellsfargo.com;
Specially Serviced Loan Detail - Part 1	21				trustadministrationgroup@wellsfargo.com
Specially Serviced Loan Detail - Part 2	22		9062 Old Annapolis Road | Columbia, MD 21045 | United States
Modified Loan Detail	23	Trustee	Wilmington Trust, National Association
Historical Liquidated Loan Detail	24		Attention: CMBS Trustee	(302) 636-4140	CMBSTrustee@wilmingtontrust.com
			1100 North Market Street | Wilmington, DE 19890 | United States
Historical Bond / Collateral Loss Reconciliation Detail	25
		Controlling Class	RREF III Debt AIV, L.P.
Interest Shortfall Detail - Collateral Level	26	Representative
Supplemental Notes	27		-

This report is compiled by Computershare Trust Company, N.A. from information provided by third parties. Computershare Trust Company, N.A. has not independently confirmed the accuracy of the information.

Please visit www.ctslink.com for additional information and if applicable, any special notices and any credit risk retention notices. In addition, certificate holders may register online for email notification when special notices are posted. For information or assistance please call 866-846-4526.

© 2021 Computershare. All rights reserved. Confidential.	Page 1 of 27

				Certificate Distribution Detail

											Current	Original
		Pass-Through			Principal	Interest	Prepayment				Credit	Credit
Class	CUSIP	Rate (2)	Original Balance Beginning Balance		Distribution	Distribution	Penalties	Realized Losses Total Distribution Ending Balance			Support¹ Support¹

A-1	78419CAA2	1.345000%	30,047,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-2	78419CAB0	2.491000%	92,155,000.00	17,466,069.26	123,182.69	36,256.65	0.00	0.00	159,439.34	17,342,886.57	35.09%	30.00%
A-3	78419CAC8	2.779000%	165,000,000.00	165,000,000.00	0.00	382,112.50	0.00	0.00	382,112.50	165,000,000.00	35.09%	30.00%
A-4	78419CAD6	3.055000%	188,922,000.00	188,922,000.00	0.00	480,963.92	0.00	0.00	480,963.92	188,922,000.00	35.09%	30.00%
A-SB	78419CAE4	2.895000%	39,644,000.00	23,976,359.26	807,826.95	57,842.97	0.00	0.00	865,669.92	23,168,532.31	35.09%	30.00%
A-M	78419CAF1	3.379000%	50,656,000.00	50,656,000.00	0.00	142,638.85	0.00	0.00	142,638.85	50,656,000.00	26.75%	23.13%
B	78419CAK0	3.933000%	35,919,000.00	35,919,000.00	0.00	117,724.52	0.00	0.00	117,724.52	35,919,000.00	20.84%	18.25%
C	78419CAL8	4.821506%	33,157,000.00	33,157,000.00	0.00	133,222.24	0.00	0.00	133,222.24	33,157,000.00	15.39%	13.75%
D	78419CAV6	4.821506%	39,603,000.00	39,603,000.00	0.00	159,121.77	0.00	0.00	159,121.77	39,603,000.00	8.87%	8.38%
E	78419CAX2	2.537000%	19,342,000.00	19,342,000.00	0.00	40,892.21	0.00	0.00	40,892.21	19,342,000.00	5.69%	5.75%
F	78419CAZ7	2.537000%	8,289,000.00	8,289,000.00	0.00	7,091.15	0.00	0.00	7,091.15	8,289,000.00	4.32%	4.63%
G	78419CBB9	2.537000%	34,077,980.00	26,258,128.45	0.00	0.00	0.00	0.00	0.00	26,258,128.45	0.00%	0.00%
V	78419CBD5	0.000000%	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	0.00%
R	78419CBF0	0.000000%	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	0.00%
Regular SubTotal			736,811,980.00	608,588,556.97	931,009.64	1,557,866.78	0.00	0.00	2,488,876.42	607,657,547.33

X-A	78419CAG9	1.862499%	566,424,000.00	446,020,428.52	0.00	692,260.41	0.00	0.00	692,260.41	445,089,418.88
X-B	78419CAH7	0.888506%	35,919,000.00	35,919,000.00	0.00	26,595.22	0.00	0.00	26,595.22	35,919,000.00
X-C	78419CAJ3	0.000000%	33,157,000.00	33,157,000.00	0.00	0.00	0.00	0.00	0.00	33,157,000.00
X-D	78419CAM6	0.000000%	39,603,000.00	39,603,000.00	0.00	0.00	0.00	0.00	0.00	39,603,000.00
X-E	78419CAP9	2.284506%	19,342,000.00	19,342,000.00	0.00	36,822.44	0.00	0.00	36,822.44	19,342,000.00
X-F	78419CAR5	2.284506%	8,289,000.00	8,289,000.00	0.00	15,780.23	0.00	0.00	15,780.23	8,289,000.00
X-G	78419CAT1	2.284506%	34,077,980.00	26,258,128.45	0.00	49,989.05	0.00	0.00	49,989.05	26,258,128.45
Notional SubTotal			736,811,980.00	608,588,556.97	0.00	821,447.35	0.00	0.00	821,447.35	607,657,547.33

Deal Distribution Total					931,009.64	2,379,314.13	0.00	0.00	3,310,323.77

*	Denotes the Controlling Class (if required)
(1)

Calculated by taking (A) the sum of the ending certificate balance of all classes in a series less (B) the sum of (i) the ending certificate balance of the designated class and (ii) the ending certificate balance of all classes which are not subordinate to the designated class and

	dividing the result by (A).
(2)

Pass-Through Rates with respect to any Class of Certificates on next month’s Payment Date is expected to be the same as the current respective Pass-Through Rate, subject to any modifications on the underlying loans, any change in certificate or pool balance, any change in

	the underlying index (if and as applicable), and any other matters provided in the governing documents.

© 2021 Computershare. All rights reserved. Confidential.											Page 2 of 27

				Certificate Factor Detail
						Cumulative
					Interest Shortfalls	Interest
Class	CUSIP	Beginning Balance	Principal Distribution	Interest Distribution	/ (Paybacks)	Shortfalls	Prepayment Penalties	Losses	Total Distribution	Ending Balance
Regular Certificates
A-1	78419CAA2	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-2	78419CAB0	189.52926331	1.33669025	0.39343118	0.00000000	0.00000000	0.00000000	0.00000000	1.73012143	188.19257306
A-3	78419CAC8	1,000.00000000	0.00000000	2.31583333	0.00000000	0.00000000	0.00000000	0.00000000	2.31583333	1,000.00000000
A-4	78419CAD6	1,000.00000000	0.00000000	2.54583331	0.00000000	0.00000000	0.00000000	0.00000000	2.54583331	1,000.00000000
A-SB	78419CAE4	604.79162698	20.37702931	1.45905988	0.00000000	0.00000000	0.00000000	0.00000000	21.83608919	584.41459767
A-M	78419CAF1	1,000.00000000	0.00000000	2.81583327	0.00000000	0.00000000	0.00000000	0.00000000	2.81583327	1,000.00000000
B	78419CAK0	1,000.00000000	0.00000000	3.27749993	0.00000000	0.00000000	0.00000000	0.00000000	3.27749993	1,000.00000000
C	78419CAL8	1,000.00000000	0.00000000	4.01792201	0.00000000	0.00000000	0.00000000	0.00000000	4.01792201	1,000.00000000
D	78419CAV6	1,000.00000000	0.00000000	4.01792213	0.00000000	0.00000000	0.00000000	0.00000000	4.01792213	1,000.00000000
E	78419CAX2	1,000.00000000	0.00000000	2.11416658	0.00000000	0.00000000	0.00000000	0.00000000	2.11416658	1,000.00000000
F	78419CAZ7	1,000.00000000	0.00000000	0.85548920	1.25867777	1.25867777	0.00000000	0.00000000	0.85548920	1,000.00000000
G	78419CBB9	770.53066085	0.00000000	0.00000000	1.62903024	38.48046921	0.00000000	0.00000000	0.00000000	770.53066085
V	78419CBD5	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
R	78419CBF0	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000

Notional Certificates
X-A	78419CAG9	787.43208007	0.00000000	1.22215939	0.00000000	0.00000000	0.00000000	0.00000000	1.22215939	785.78841800
X-B	78419CAH7	1,000.00000000	0.00000000	0.74042206	0.00000000	0.00000000	0.00000000	0.00000000	0.74042206	1,000.00000000
X-C	78419CAJ3	1,000.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	1,000.00000000
X-D	78419CAM6	1,000.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	1,000.00000000
X-E	78419CAP9	1,000.00000000	0.00000000	1.90375556	0.00000000	0.00000000	0.00000000	0.00000000	1.90375556	1,000.00000000
X-F	78419CAR5	1,000.00000000	0.00000000	1.90375558	0.00000000	0.00000000	0.00000000	0.00000000	1.90375558	1,000.00000000
X-G	78419CAT1	770.53066085	0.00000000	1.46690179	0.00000000	0.00000000	0.00000000	0.00000000	1.46690179	770.53066085

© 2021 Computershare. All rights reserved. Confidential.										Page 3 of 27

				Certificate Interest Reconciliation Detail

									Additional
				Accrued	Net Aggregate	Distributable	Interest		Interest
		Accrual	Prior Interest	Certificate	Prepayment	Certificate	Shortfalls /	Payback of Prior	Distribution	Interest	Cumulative
Class	Accrual Period	Days	Shortfalls	Interest	Interest Shortfall	Interest	(Paybacks)	Realized Losses	Amount	Distribution	Interest Shortfalls
A-1	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-2	04/01/23 - 04/30/23	30	0.00	36,256.65	0.00	36,256.65	0.00	0.00	0.00	36,256.65	0.00
A-3	04/01/23 - 04/30/23	30	0.00	382,112.50	0.00	382,112.50	0.00	0.00	0.00	382,112.50	0.00
A-4	04/01/23 - 04/30/23	30	0.00	480,963.92	0.00	480,963.92	0.00	0.00	0.00	480,963.92	0.00
A-SB	04/01/23 - 04/30/23	30	0.00	57,842.97	0.00	57,842.97	0.00	0.00	0.00	57,842.97	0.00
A-M	04/01/23 - 04/30/23	30	0.00	142,638.85	0.00	142,638.85	0.00	0.00	0.00	142,638.85	0.00
X-A	04/01/23 - 04/30/23	30	0.00	692,260.41	0.00	692,260.41	0.00	0.00	0.00	692,260.41	0.00
X-B	04/01/23 - 04/30/23	30	0.00	26,595.22	0.00	26,595.22	0.00	0.00	0.00	26,595.22	0.00
X-C	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
X-D	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
X-E	04/01/23 - 04/30/23	30	0.00	36,822.44	0.00	36,822.44	0.00	0.00	0.00	36,822.44	0.00
X-F	04/01/23 - 04/30/23	30	0.00	15,780.23	0.00	15,780.23	0.00	0.00	0.00	15,780.23	0.00
X-G	04/01/23 - 04/30/23	30	0.00	49,989.05	0.00	49,989.05	0.00	0.00	0.00	49,989.05	0.00
B	04/01/23 - 04/30/23	30	0.00	117,724.52	0.00	117,724.52	0.00	0.00	0.00	117,724.52	0.00
C	04/01/23 - 04/30/23	30	0.00	133,222.24	0.00	133,222.24	0.00	0.00	0.00	133,222.24	0.00
D	04/01/23 - 04/30/23	30	0.00	159,121.77	0.00	159,121.77	0.00	0.00	0.00	159,121.77	0.00
E	04/01/23 - 04/30/23	30	0.00	40,892.21	0.00	40,892.21	0.00	0.00	0.00	40,892.21	0.00
F	04/01/23 - 04/30/23	30	0.00	17,524.33	0.00	17,524.33	10,433.18	0.00	0.00	7,091.15	10,433.18
G	04/01/23 - 04/30/23	30	1,253,173.18	55,514.06	0.00	55,514.06	55,514.06	0.00	0.00	0.00	1,311,336.66
Totals			1,253,173.18	2,445,261.37	0.00	2,445,261.37	65,947.24	0.00	0.00	2,379,314.13	1,321,769.84

© 2021 Computershare. All rights reserved. Confidential.												Page 4 of 27

	Additional Information
Total Available Distribution Amount (1)	3,310,323.77
(1) The Available Distribution Amount includes any Prepayment Premiums.

© 2021 Computershare. All rights reserved. Confidential.		Page 5 of 27

Bond / Collateral Reconciliation - Cash Flows

Total Funds Collected		Total Funds Distributed
Interest		Fees
Interest Paid or Advanced	2,459,278.50	Master Servicing Fee	7,979.44
Interest Reductions due to Nonrecoverability Determination	(8,138.14)	Certificate Administrator Fee	3,923.33
Interest Adjustments	0.00	Trustee Fee	210.00
Deferred Interest	0.00	CREFC® Intellectual Property Royalty License Fee	253.58
ARD Interest	0.00	Operating Advisor Fee	1,471.93
Net Prepayment Interest Excess / (Shortfall)	0.00	Asset Representations Reviewer Fee	172.43
Extension Interest	0.00
Interest Reserve Withdrawal	0.00
Total Interest Collected	2,451,140.36	Total Fees	14,010.72

Principal		Expenses/Reimbursements
Scheduled Principal	757,671.18	Reimbursement for Interest on Advances	2,753.41
Unscheduled Principal Collections		ASER Amount	27,902.51
Principal Prepayments	0.00	Special Servicing Fees (Monthly)	17,148.55
Collection of Principal after Maturity Date	0.00	Special Servicing Fees (Liquidation)	0.00
Recoveries From Liquidations and Insurance Proceeds	0.00	Special Servicing Fees (Work Out)	3,011.03
Excess of Prior Principal Amounts Paid	0.00	Legal Fees	0.00
Curtailments	173,338.46	Rating Agency Expenses	0.00
Principal Adjustments	0.00	Taxes Imposed on Trust Fund	0.00
		Non-Recoverable Advances	0.00
		Workout Delayed Reimbursement Amounts	0.00
		Other Expenses	7,000.00
Total Principal Collected	931,009.64	Total Expenses/Reimbursements	57,815.50

		Interest Reserve Deposit	0.00

Other		Payments to Certificateholders and Others
Prepayment Penalties / Yield Maintenance	0.00	Interest Distribution	2,379,314.13
Gain on Sale / Excess Liquidation Proceeds	0.00	Principal Distribution	931,009.64
Borrower Option Extension Fees	0.00	Prepayment Penalties / Yield Maintenance	0.00
Net SWAP Counterparty Payments Received	0.00	Borrower Option Extension Fees	0.00
		Net SWAP Counterparty Payments Paid	0.00
Total Other Collected	0.00	Total Payments to Certificateholders and Others	3,310,323.77
Total Funds Collected	3,382,150.00	Total Funds Distributed	3,382,149.99

© 2021 Computershare. All rights reserved. Confidential.			Page 6 of 27

	Bond / Collateral Reconciliation - Balances

	Collateral Reconciliation		Certificate Reconciliation
		Total		Total
Beginning Scheduled Collateral Balance	608,588,556.97	608,588,556.97	Beginning Certificate Balance	608,588,556.97
(-) Scheduled Principal Collections	757,671.18	757,671.18	(-) Principal Distributions	931,009.64
(-) Unscheduled Principal Collections	173,338.46	173,338.46	(-) Realized Losses	0.00
(-) Principal Adjustments (Cash)	0.00	0.00	Realized Loss and Realized Loss Adjustments on Collateral	0.00
(-) Principal Adjustments (Non-Cash)	0.00	0.00	Current Period NRA¹	0.00
(-) Realized Losses from Collateral	0.00	0.00	Current Period WODRA¹	0.00
(-) Other Adjustments²	0.00	0.00	Principal Used to Pay Interest	0.00
			Non-Cash Principal Adjustments	0.00
Ending Scheduled Collateral Balance	607,657,547.33	607,657,547.33	Certificate Other Adjustments**	0.00
Beginning Actual Collateral Balance	609,400,374.68	609,400,374.68	Ending Certificate Balance	607,657,547.33
Ending Actual Collateral Balance	608,461,357.89	608,461,357.89

	NRA/WODRA Reconciliation		Under / Over Collateralization Reconciliation
	Non-Recoverable Advances (NRA) from	Workout Delayed Reimbursement of Advances
	Principal	(WODRA) from Principal	Beginning UC / (OC)	0.00
Beginning Cumulative Advances	0.00	0.00	UC / (OC) Change	0.00
Current Period Advances	0.00	0.00	Ending UC / (OC)	0.00
Ending Cumulative Advances	0.00	0.00	Net WAC Rate	4.82%
			UC / (OC) Interest	0.00
(1)	Current Period NRA and WODRA displayed will represent the portion applied as Realized Losses to the bonds.
(2)	Other Adjustments value will represent miscellaneous items that may impact the Scheduled Balance of the collateral.
**	A negative value for Certificate Other Adjustments represents the payback of prior Principal Shortfalls, if any.

© 2021 Computershare. All rights reserved. Confidential.				Page 7 of 27

			Current Mortgage Loan and Property Stratification

		Scheduled Balance							Debt Service Coverage Ratio¹
Scheduled	# Of	Scheduled	% Of			Weighted Avg	Debt Service Coverage	# Of	Scheduled	% Of			Weighted Avg
				WAM²	WAC						WAM²	WAC
Balance	Loans	Balance	Agg. Bal.			DSCR¹	Ratio	Loans	Balance	Agg. Bal.			DSCR¹
Defeased	2	32,288,842.16	5.31%	37	4.6489	NAP	Defeased	2	32,288,842.16	5.31%	37	4.6489	NAP
2,000,000 or less	1	1,535,498.65	0.25%	34	6.3600	(0.787000)	1.30 or less	11	95,312,412.53	15.69%	35	5.1887	0.955140
2,000,001 to 3,000,000	1	2,338,301.98	0.38%	36	5.7600	1.009500	1.31 to 1.40	3	36,829,949.94	6.06%	36	5.1297	1.376986
3,000,001 to 4,000,000	1	3,150,000.00	0.52%	30	4.8455	2.181600	1.41 to 1.50	1	19,411,051.00	3.19%	31	3.9440	1.410400
4,000,001 to 5,000,000	6	26,658,396.97	4.39%	36	5.3241	2.167913	1.51 to 1.60	3	35,025,866.51	5.76%	33	5.1269	1.546546
5,000,001 to 6,000,000	2	11,543,754.03	1.90%	37	5.1651	1.879056	1.61 to 1.70	4	51,004,884.33	8.39%	21	5.2116	1.658290
6,000,001 to 7,000,000	2	12,818,661.58	2.11%	34	4.9601	0.550911	1.71 to 1.80	3	90,546,428.75	14.90%	36	4.4604	1.747365
7,000,001 to 8,000,000	1	7,808,145.36	1.28%	30	6.0500	1.001200	1.81 to 1.90	2	25,278,496.83	4.16%	38	4.6563	1.880038
8,000,001 to 9,000,000	1	8,245,583.45	1.36%	37	4.6840	0.896600	1.91 to 2.00	2	32,836,461.43	5.40%	36	5.1558	1.965476
9,000,001 to 10,000,000	1	9,846,880.40	1.62%	36	5.1000	1.104400	2.01 to 2.25	4	76,408,683.89	12.57%	36	4.8745	2.174040
10,000,001 to 15,000,000	8	102,456,205.96	16.86%	30	5.4113	1.782229	2.26 to 3.00	2	54,026,011.50	8.89%	7	4.9067	2.396148
15,000,001 to 20,000,000	4	74,834,965.51	12.32%	32	4.5515	1.684557	3.01 to 3.99	4	58,688,458.46	9.66%	37	4.4732	3.278817
20,000,001 to 30,000,000	7	169,585,882.53	27.91%	25	4.8952	1.879718	4.00 or greater	0	0.00	0.00%	0	0.0000	0.000000
30,000,001 or greater	4	144,546,428.75	23.79%	37	4.3686	2.200432	Totals	41	607,657,547.33	100.00%	32	4.8489	1.822022
Totals	41	607,657,547.33	100.00%	32	4.8489	1.822022
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.													Page 8 of 27

			Current Mortgage Loan and Property Stratification

			State³						State³
	# Of	Scheduled	% Of			Weighted Avg		# Of	Scheduled	% Of			Weighted Avg
State				WAM²	WAC		State				WAM²	WAC
	Properties	Balance	Agg. Bal.			DSCR¹		Properties	Balance	Agg. Bal.			DSCR¹
Defeased	4	32,288,842.16	5.31%	37	4.6489	NAP	Virginia	39	29,408,331.93	4.84%	34	5.0666	2.653316
Alabama	3	16,392,713.19	2.70%	36	5.4089	1.665094	Washington	6	43,100,948.74	7.09%	38	4.9975	1.659758
Arizona	1	6,407,687.04	1.05%	31	4.7500	(0.075700)	Wisconsin	1	21,029,498.19	3.46%	30	5.0500	1.653100
California	3	56,104,414.18	9.23%	37	4.9866	2.192250	Totals	132	607,657,547.33	100.00%	32	4.8489	1.822022
Connecticut	1	1,320,801.80	0.22%	37	5.3200	1.862900
									Property Type³
Florida	5	60,442,511.96	9.95%	34	5.1388	1.933133
Georgia	2	21,621,074.47	3.56%	31	4.0421	1.512207		# Of	Scheduled	% Of			Weighted Avg
							Property Type				WAM²	WAC
Illinois	1	3,604,793.83	0.59%	31	4.9040	2.406400		Properties	Balance	Agg. Bal.			DSCR¹
Indiana	2	10,947,584.50	1.80%	37	5.1617	1.109405	Defeased	4	32,288,842.16	5.31%	37	4.6489	NAP
Massachusetts	1	4,243,245.06	0.70%	31	4.9040	2.406400	Industrial	1	168,094.25	0.03%	(24)	5.2130	1.679800
Minnesota	1	2,868,119.34	0.47%	31	4.9040	2.406400	Lodging	12	110,242,704.59	18.14%	36	5.4071	1.985709
Mississippi	1	3,598,153.14	0.59%	29	4.7900	1.548500	Mixed Use	2	10,652,472.75	1.75%	38	4.5300	1.883300
Missouri	1	2,229,668.12	0.37%	31	4.9040	2.406400	Multi-Family	3	36,854,126.09	6.06%	33	4.7326	1.348135
New Hampshire	1	40,000,000.00	6.58%	37	4.0400	1.736200	Office	25	212,535,413.00	34.98%	26	5.0306	1.755069
New Jersey	25	28,636,398.57	4.71%	17	5.0383	1.622956	Other	58	20,000,000.01	3.29%	33	4.3000	1.803700
New York	3	40,143,103.75	6.61%	34	3.8929	2.930163	Retail	27	184,915,894.49	30.43%	34	4.4428	1.990806
North Carolina	2	6,127,072.62	1.01%	37	5.0006	2.119947	Totals	132	607,657,547.33	100.00%	32	4.8489	1.822022
Ohio	5	25,687,989.35	4.23%	34	5.1946	1.414736
Oklahoma	1	3,150,000.00	0.52%	30	4.8455	2.181600
Oregon	2	9,343,644.01	1.54%	31	6.1009	0.707334
Pennsylvania	14	63,008,559.06	10.37%	14	4.9374	1.928878
South Carolina	1	4,466,488.53	0.74%	37	5.1700	3.462000
Tennessee	1	30,546,428.75	5.03%	38	5.1160	1.725100
Texas	4	32,693,891.60	5.38%	30	4.8041	1.153259
Utah	1	8,245,583.45	1.36%	37	4.6840	0.896600

Note: Please refer to footnotes on the next page of the report.

© 2021 Computershare. All rights reserved. Confidential.													Page 9 of 27

				Current Mortgage Loan and Property Stratification

			Note Rate							Seasoning
		# Of	Scheduled	% Of			Weighted Avg		# Of	Scheduled	% Of			Weighted Avg
	Note Rate				WAM²	WAC		Seasoning				WAM²	WAC
		Loans	Balance	Agg. Bal.			DSCR¹		Loans	Balance	Agg. Bal.			DSCR¹
	Defeased	2	32,288,842.16	5.31%	37	4.6489	NAP	Defeased	2	32,288,842.16	5.31%	37	4.6489	NAP
	4.000% or less	2	55,411,051.00	9.12%	35	3.7890	2.519551	12 months or less	0	0.00	0.00%	0	0.0000	0.000000
	4.001% to 4.250%	1	40,000,000.00	6.58%	37	4.0400	1.736200	13 months to 24 months	0	0.00	0.00%	0	0.0000	0.000000
	4.251% to 4.500%	1	20,000,000.00	3.29%	33	4.3000	1.803700	25 months to 36 months	0	0.00	0.00%	0	0.0000	0.000000
	4.501% to 4.750%	4	73,889,490.42	12.16%	37	4.6753	1.767362	37 months to 48 months	0	0.00	0.00%	0	0.0000	0.000000
	4.751% to 5.000%	6	117,692,706.83	19.37%	21	4.8863	1.814921	49 months or greater	39	575,368,705.17	94.69%	32	4.8601	1.853000
	5.001% to 5.250%	12	160,547,616.83	26.42%	31	5.1074	1.817727	Totals	41	607,657,547.33	100.00%	32	4.8489	1.822022
	5.251% to5.500%	7	66,259,569.66	10.90%	36	5.3783	1.450018
	5.501% to 5.750%	2	16,371,976.43	2.69%	38	5.6445	1.965857
	5.751% to 6.000%	2	15,852,649.99	2.61%	36	5.8367	3.162227
	6.001 or greater	2	9,343,644.01	1.54%	31	6.1009	0.707334
	Totals	41	607,657,547.33	100.00%	32	4.8489	1.822022
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.														Page 10 of 27

				Current Mortgage Loan and Property Stratification

		Anticipated Remaining Term (ARD and Balloon Loans)							Remaining Amortization Term (ARD and Balloon Loans)
	Anticipated	# Of	Scheduled	% Of			Weighted Avg	Remaining	# Of	Scheduled	% Of			Weighted Avg
					WAM²	WAC						WAM²	WAC
	Remaining Term	Loans	Balance	Agg. Bal.			DSCR¹	Amortization Term	Loans	Balance	Agg. Bal.			DSCR¹
	Defeased	2	32,288,842.16	5.31%	37	4.6489	NAP	Defeased	2	32,288,842.16	5.31%	37	4.6489	NAP
	59 months or less	39	575,368,705.17	94.69%	32	4.8601	1.853000	Interest Only	6	166,450,000.00	27.39%	35	4.3265	2.275894
60 months to 83 months		0	0.00	0.00%	0	0.0000	0.000000	324 months or less	33	408,918,705.17	67.29%	30	5.0774	1.680862
84 months to 110 months		0	0.00	0.00%	0	0.0000	0.000000	325 months to 351 months	0	0.00	0.00%	0	0.0000	0.000000
	111 months or greater	0	0.00	0.00%	0	0.0000	0.000000	352 months or greater	0	0.00	0.00%	0	0.0000	0.000000
	Totals	41	607,657,547.33	100.00%	32	4.8489	1.822022	Totals	41	607,657,547.33	100.00%	32	4.8489	1.822022
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.														Page 11 of 27

				Current Mortgage Loan and Property Stratification

			Age of Most Recent NOI						Remaining Stated Term (Fully Amortizing Loans)
	Age of Most	# Of	Scheduled	% Of			Weighted Avg	Age of Most	# Of	Scheduled	% Of	Weighted Avg
					WAM²	WAC					WAM²	WAC
	Recent NOI	Loans	Balance	Agg. Bal.			DSCR¹	Recent NOI	Loans	Balance	Agg. Bal.	DSCR¹
	Defeased	2	32,288,842.16	5.31%	37	4.6489	NAP			No outstanding loans in this group
Underwriter's Information		0	0.00	0.00%	0	0.0000	0.000000
	12 months or less	35	512,659,145.54	84.37%	32	4.8399	1.852244
	13 months to 24 months	3	51,712,654.27	8.51%	34	4.9860	1.897327
	25 months or greater	1	10,996,905.36	1.81%	(24)	5.2130	1.679800
	Totals	41	607,657,547.33	100.00%	32	4.8489	1.822022
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.												Page 12 of 27

					Mortgage Loan Detail (Part 1)

		Prop									Original Adjusted		Beginning	Ending	Paid
		Type			Interest		Scheduled	Scheduled	Principal	Anticipated Maturity Maturity			Scheduled	Scheduled	Through
Pros ID	Loan ID	(1)	City	State Accrual Type Gross Rate			Interest	Principal	Adjustments Repay Date Date			Date	Balance	Balance	Date
1	303161073	RT	Salem	NH	Actual/360	4.040%	134,666.67	0.00	0.00	N/A	06/01/26	--	40,000,000.00	40,000,000.00	05/01/23
2	303161071	OF	San Francisco	CA	Actual/360	4.742%	150,163.33	0.00	0.00	N/A	06/01/26	--	38,000,000.00	38,000,000.00	04/01/23
3	407004623	RT	New York	NY	Actual/360	3.705%	111,165.00	0.00	0.00	N/A	06/06/26	--	36,000,000.00	36,000,000.00	05/06/23
5	303161076	LO	Nashville	TN	Actual/360	5.116%	130,468.78	56,100.36	0.00	N/A	07/01/26	--	30,602,529.11	30,546,428.75	05/01/23
6	306170006	OF	Tampa	FL	Actual/360	5.020%	122,724.77	39,979.92	0.00	N/A	03/06/26	--	29,336,598.30	29,296,618.38	05/06/23
7	407004622	RT	Various	Various	Actual/360	4.904%	119,739.33	0.00	0.00	N/A	12/06/25	--	29,300,000.00	29,300,000.00	05/06/23
8	303161078	OF	Center Valley	PA	Actual/360	4.910%	101,879.84	173,338.46	0.00	07/01/21	07/01/36	--	24,899,349.96	24,726,011.50	05/01/23
9	306170009	MF	Dallas	TX	Actual/360	4.810%	92,807.49	33,257.30	0.00	N/A	12/06/25	--	23,153,636.21	23,120,378.91	05/06/23
10	301741107	OF	Glendale	WI	Actual/360	5.050%	88,671.26	40,900.31	0.00	N/A	11/06/25	--	21,070,398.50	21,029,498.19	05/06/23
11	301741118	RT	Columbus	GA	Actual/360	3.944%	63,996.93	60,631.12	0.00	N/A	12/06/25	--	19,471,682.12	19,411,051.00	05/06/23
12	407004625	OF	Breinigsville	PA	Actual/360	5.000%	87,150.66	39,002.42	0.00	N/A	07/06/26	--	20,916,158.04	20,877,155.62	05/06/23
13	306170013	Various Various		WA	Actual/360	4.530%	80,290.72	32,843.72	0.00	N/A	07/05/26	--	21,269,063.65	21,236,219.93	05/05/23
14	306170014	RT	Various	FL	Actual/360	5.233%	82,591.05	34,528.59	0.00	N/A	05/05/26	--	18,939,282.30	18,904,753.71	05/05/23
15	407004638	98	Various	Various	Actual/360	4.300%	71,666.67	0.00	0.00	N/A	02/06/26	--	20,000,000.00	20,000,000.00	05/06/23
16	306170016	IN	Various	PA	Actual/360	4.620%	69,184.57	31,014.29	0.00	N/A	07/01/26	05/01/26	17,970,017.49	17,939,003.20	05/01/23
17	301741100	RT	Various	Various	Actual/360	4.790%	66,051.86	28,279.13	0.00	10/06/25	10/06/45	--	16,547,439.93	16,519,160.80	05/06/23
18	303161066	MF	Blacksburg	VA	Actual/360	4.685%	56,134.98	28,385.52	0.00	N/A	05/01/26	--	14,378,224.48	14,349,838.96	05/01/23
19	306170019	LO	Gulf Shores	AL	Actual/360	5.500%	63,764.54	24,242.76	0.00	N/A	06/05/26	--	13,912,262.69	13,888,019.93	05/05/23
20	301741138	OF	Beachwood	OH	Actual/360	5.347%	59,805.86	23,928.18	0.00	N/A	06/06/26	--	13,421,925.91	13,397,997.73	05/06/23
21	306170021	LO	Various	VA	Actual/360	5.850%	65,992.13	22,499.01	0.00	N/A	05/06/26	--	13,536,847.02	13,514,348.01	05/06/23
22	407004609	LO	Los Angeles	CA	Actual/360	5.419%	60,605.17	23,802.44	0.00	N/A	05/06/26	--	13,420,594.70	13,396,792.26	05/06/23
24	407004621	OF	Horsham	PA	Actual/360	5.051%	58,730.04	21,181.50	0.00	N/A	06/06/26	--	13,952,889.22	13,931,707.72	05/06/23
26	303161069	LO	Ocala	FL	Actual/360	5.281%	51,433.58	21,156.84	0.00	N/A	05/01/26	--	11,687,237.28	11,666,080.44	05/01/23
27	306170027	OF	Vancouver	WA	Actual/360	5.610%	54,611.40	17,227.31	0.00	N/A	07/05/26	--	11,681,581.82	11,664,354.51	05/05/23
28	305960001	Various Various		Various	Actual/360	5.213%	47,772.39	0.00	0.00	N/A	05/05/21	--	10,996,905.36	10,996,905.36	01/05/23
29	407004607	OF	Cherry Hill	NJ	Actual/360	5.100%	41,927.19	18,340.23	0.00	N/A	05/06/26	--	9,865,220.63	9,846,880.40	05/06/23
30	306170030	OF	Taylorsville	UT	Actual/360	4.684%	32,278.11	23,788.34	0.00	N/A	06/01/26	--	8,269,371.79	8,245,583.45	05/01/23
31	306170031	LO	Newport	OR	Actual/360	6.050%	39,468.66	20,349.23	0.00	N/A	11/05/25	--	7,828,494.59	7,808,145.36	05/05/21

© 2021 Computershare. All rights reserved. Confidential.																Page 13 of 27

					Mortgage Loan Detail (Part 1)

		Prop									Original Adjusted		Beginning	Ending	Paid
		Type			Interest		Scheduled	Scheduled	Principal	Anticipated Maturity Maturity			Scheduled	Scheduled	Through
Pros ID	Loan ID	(1)	City	State Accrual Type Gross Rate			Interest	Principal	Adjustments Repay Date Date			Date	Balance	Balance	Date
33	306170033	RT	Glendale	AZ	Actual/360	4.750%	25,414.93	12,926.15	0.00	N/A	12/06/25	--	6,420,613.19	6,407,687.04	06/06/21
34	306170034	LO	Pineville	NC	Actual/360	5.020%	25,010.66	16,578.01	0.00	N/A	06/05/26	--	5,978,643.52	5,962,065.51	05/05/23
35	306170035	RT	Noblesville	IN	Actual/360	5.170%	27,671.79	11,878.06	0.00	N/A	06/06/26	--	6,422,852.60	6,410,974.54	05/06/23
36	306170036	RT	Richland	WA	Actual/360	5.320%	24,812.04	15,011.35	0.00	N/A	06/06/26	--	5,596,699.87	5,581,688.52	05/06/23
37	407004624	LO	Yuba City	CA	Actual/360	5.730%	22,536.19	11,998.22	0.00	N/A	07/06/26	--	4,719,620.14	4,707,621.92	05/06/23
38	306170038	LO	Fort Mill	SC	Actual/360	5.170%	19,295.75	12,214.73	0.00	N/A	06/05/26	--	4,478,703.26	4,466,488.53	05/05/23
39	306170039	LO	Wauseon	OH	Actual/360	5.350%	19,165.77	12,151.36	0.00	N/A	10/06/25	--	4,298,865.24	4,286,713.88	05/06/23
40	407004615	OF	Mishawaka	IN	Actual/360	5.150%	19,505.42	8,341.92	0.00	N/A	06/06/26	--	4,544,951.88	4,536,609.96	05/06/23
41	306170041	OF	Yakima	WA	Actual/360	5.210%	20,078.99	6,033.13	0.00	N/A	05/05/26	--	4,624,718.91	4,618,685.78	05/05/23
42	306170042	RT	Various	Various	Actual/360	5.320%	17,943.61	5,153.10	0.00	N/A	06/06/26	--	4,047,430.00	4,042,276.90	05/06/23
44	306170044	MF	Oklahoma City	OK	Actual/360	4.846%	12,719.44	0.00	0.00	N/A	11/06/25	--	3,150,000.00	3,150,000.00	05/06/23
46	306170046	RT	Plattsburgh	NY	Actual/360	5.760%	11,242.79	3,946.63	0.00	N/A	05/05/26	--	2,342,248.61	2,338,301.98	05/05/23
47	306170047	OF	Portland	OR	Actual/360	6.360%	0.00	0.00	0.00	N/A	03/05/26	--	1,535,498.65	1,535,498.65	02/05/20
Totals							2,451,140.36	931,009.64	0.00				608,588,556.97	607,657,547.33
1 Property Type Codes
HC - Health Care			MU - Mixed Use	WH - Warehouse			MF - Multi-Family
SS - Self Storage			LO - Lodging	RT - Retail			SF - Single Family Rental
98 - Other			IN - Industrial	OF - Office			MH - Mobile Home Park
SE - Securities			CH - Cooperative Housing	ZZ - Missing Information/Undefined

© 2021 Computershare. All rights reserved. Confidential.																Page 14 of 27

					Mortgage Loan Detail (Part 2)

			Most Recent Most Recent Appraisal							Cumulative	Current
	Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
1	20,094,004.04	14,478,700.15	01/01/22	09/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
2	4,037,807.00	0.00	--	--	--	0.00	0.00	148,421.67	148,421.67	0.00	0.00
3	4,278,440.17	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
5	9,077,110.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
6	9,970,473.72	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
7	22,297,925.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
8	3,140,959.75	2,409,795.60	01/01/22	09/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
9	1,593,151.15	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
10	2,742,318.63	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
11	7,877,127.87	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
12	6,113,780.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
13	2,688,590.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
14	2,682,499.76	753,225.86	01/01/23	03/31/23	--	0.00	0.00	0.00	0.00	0.00	0.00
15	13,820,961.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
16	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
17	2,936,066.81	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
18	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
19	3,394,138.75	1,848,564.04	10/01/21	09/30/22	--	0.00	0.00	0.00	0.00	70,581.51	0.00
20	1,203,450.37	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
21	4,152,306.12	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
22	4,101,950.60	6,730,176.08	10/01/21	09/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
24	1,962,840.50	505,089.68	01/01/23	03/31/23	--	0.00	0.00	0.00	0.00	0.00	0.00
26	1,381,226.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
27	1,499,943.64	312,334.81	01/01/23	03/31/23	--	0.00	0.00	0.00	0.00	0.00	0.00
28	8,234,016.00	6,163,765.00	01/01/18	09/30/18	07/12/21	2,819,978.18	36,308.16	35,410.06	154,598.10	0.00	0.00
29	2,406,029.38	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
30	737,064.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
31	904,914.00	0.00	--	--	12/06/22	0.00	32,615.75	59,729.88	1,434,813.39	374,866.92	0.00

© 2021 Computershare. All rights reserved. Confidential.													Page 15 of 27

					Mortgage Loan Detail (Part 2)

			Most Recent Most Recent Appraisal							Cumulative	Current
	Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
33	11,223.77	0.00	--	--	02/06/23	3,961,339.02	291,458.10	22,605.10	589,750.33	0.00	0.00
34	1,164,391.45	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
35	631,594.05	155,941.65	01/01/23	03/31/23	--	0.00	0.00	0.00	0.00	0.00	0.00
36	835,760.73	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
37	1,640,875.94	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
38	1,428,343.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
39	598,806.85	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
40	387,759.80	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
41	484,759.69	132,553.29	01/01/23	03/31/23	--	0.00	0.00	0.00	0.00	0.00	0.00
42	537,566.93	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
44	361,310.28	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
46	204,781.24	46,440.62	01/01/23	03/31/23	--	0.00	0.00	0.00	0.00	0.00	0.00
47	171,263.00	(72,785.56)	01/01/21	09/30/21	02/06/23	401,558.50	23,730.17	(17.26)	376,036.40	57,609.13	0.00
Totals	151,787,530.99	33,463,801.22				7,182,875.70	384,112.18	266,149.45	2,703,619.89	503,057.56	0.00

© 2021 Computershare. All rights reserved. Confidential.													Page 16 of 27

		Principal Prepayment Detail
			Unscheduled Principal	Prepayment Penalties
Pros ID	Loan Number	Amount	Prepayment / Liquidation Code	Prepayment Premium Amount	Yield Maintenance Amount
8	303161078	173,338.46	Partial Liquidation (Curtailment)	0.00	0.00
Totals		173,338.46		0.00	0.00
Note: Principal Prepayment Amount listed here may include Principal Adjustment Amounts on the loan in addition to the Unscheduled Principal Amount.

© 2021 Computershare. All rights reserved. Confidential.					Page 17 of 27

								Historical Detail

						Delinquencies¹								Prepayments			Rate and Maturities
		30-59 Days		60-89 Days		90 Days or More		Foreclosure		REO		Modifications		Curtailments		Payoff	Next Weighted Avg.
Distribution
	#	Balance	#	Balance	#	Balance	#	Balance	#	Balance	#	Balance	#	Amount	#	Amount	Coupon	Remit	WAM¹
Date
05/12/23	0	0.00	0	0.00	3	15,751,331.05	0	0.00	3	18,940,091.05	0	0.00	1	173,338.46	0	0.00	4.848917%	4.801682%	32
04/13/23	0	0.00	0	0.00	3	15,784,606.43	0	0.00	3	18,953,017.20	0	0.00	1	167,484.34	1	7,261,952.04	4.849145%	4.801913%	33
03/10/23	0	0.00	0	0.00	4	29,053,111.86	0	0.00	3	18,967,152.86	0	0.00	1	164,316.19	0	0.00	4.855660%	4.803038%	34
02/10/23	1	13,583,729.72	0	0.00	4	29,122,088.35	0	0.00	2	7,987,676.33	0	0.00	1	167,759.91	0	0.00	4.855931%	4.803309%	35
01/12/23	1	13,603,692.26	0	0.00	4	29,177,780.86	0	0.00	1	6,459,086.98	0	0.00	1	175,432.18	0	0.00	4.856135%	4.803513%	36
12/12/22	0	0.00	0	0.00	4	29,233,215.13	0	0.00	1	6,470,960.04	0	0.00	2	169,681.99	0	0.00	4.856337%	4.803716%	37
11/14/22	0	0.00	0	0.00	4	29,292,739.21	0	0.00	1	6,483,636.72	0	0.00	1	167,136.76	0	0.00	4.856567%	4.803940%	38
10/13/22	0	0.00	0	0.00	4	29,347,640.40	0	0.00	1	6,495,409.77	0	0.00	1	157,997.96	0	0.00	4.856764%	4.804139%	39
09/12/22	0	0.00	0	0.00	4	29,406,650.95	0	0.00	1	6,507,990.06	0	0.00	1	161,578.57	0	0.00	4.856855%	4.804305%	40
08/12/22	0	0.00	0	0.00	4	29,461,023.97	0	0.00	1	6,519,663.90	1	10,785,387.85	1	151,438.29	0	0.00	4.857051%	4.804500%	41
07/12/22	1	4,615,848.18	0	0.00	4	29,515,144.91	0	0.00	1	6,531,290.19	0	0.00	1	157,141.48	2	36,000,000.00	4.857252%	4.804696%	42
06/10/22	0	0.00	0	0.00	4	29,573,403.79	0	0.00	1	6,543,729.01	0	0.00	1	146,233.60	0	0.00	4.843469%	4.779491%	40
(1) Foreclosure and REO Totals are included in the delinquencies aging categories.

© 2021 Computershare. All rights reserved. Confidential.																		Page 18 of 27

					Delinquency Loan Detail

		Paid		Mortgage			Outstanding		Servicing	Resolution
		Through	Months	Loan	Current P&I	Outstanding P&I	Servicer	Actual Principal	Transfer	Strategy	Bankruptcy	Foreclosure
Pros ID	Loan ID	Date	Delinquent	Status¹	Advances	Advances	Advances	Balance	Date	Code²	Date	Date	REO Date
2	303161071	04/01/23	0	B	148,421.67	148,421.67	0.00	38,000,000.00
28	305960001	01/05/23	3	5	35,410.06	154,598.10	0.00	10,996,905.36	06/07/19	2	02/14/20		01/27/23
31	306170031	05/05/21	23	6	59,729.88	1,434,813.39	413,774.24	8,256,453.98	05/11/20	1
33	306170033	06/06/21	22	6	22,605.10	589,750.33	209,477.64	6,684,949.55	11/05/20	7			08/31/21
47	306170047	02/05/20	38	6	(17.26)	376,036.40	220,645.84	1,613,738.19	05/11/20	7			01/27/23
Totals					266,149.45	2,703,619.89	843,897.72	65,552,047.08
1 Mortgage Loan Status							2 Resolution Strategy Code
A - Payment Not Received But Still in Grace Period 0 - Current				4 - Performing Matured Balloon			1 - Modification		6 - DPO		10 - Deed in Lieu of Foreclosures
B - Late Payment But Less Than 30 days			1 - 30-59 Days Delinquent	5 - Non Performing Matured Balloon			2 - Foreclosure		7 - REO		11- Full Payoff
Delinquent							3 - Bankruptcy		8 - Resolved		12 - Reps and Warranties
			2 - 60-89 Days Delinquent	6 - 121+ Days Delinquent
							4 - Extension		9 - Pending Return to Master Servicer		13 -	TBD
			3 - 90-120 Days Delinquent
							5 - Note Sale		98 - Other

© 2021 Computershare. All rights reserved. Confidential.													Page 19 of 27

				Collateral Stratification and Historical Detail
Maturity Dates and Loan Status¹

		Total	Performing	Non-Performing	REO/Foreclosure

Past Maturity		10,996,905	0	0		10,996,905
0 - 6 Months		0	0	0		0
7 - 12 Months		0	0	0		0
13 - 24 Months		0	0	0		0
25 - 36 Months		271,920,276	256,168,945	7,808,145		7,943,186
37 - 48 Months		283,495,194	283,495,194	0		0
49 - 60 Months		0	0	0		0
> 60 Months		41,245,172	41,245,172	0		0

Historical Delinquency Information

	Total	Current	30-59 Days	60-89 Days	90+ Days	REO/Foreclosure

May-23	607,657,547	580,909,311	0	0	7,808,145	18,940,091
Apr-23	608,588,557	581,807,045	0	0	18,825,400	7,956,112
Mar-23	622,691,528	582,641,511	0	0	21,082,864	18,967,153
Feb-23	623,752,507	570,049,784	13,583,730	0	33,671,828	6,447,165
Jan-23	624,636,538	581,855,065	13,603,692	0	22,718,694	6,459,087
Dec-22	625,525,157	596,291,942	0	0	22,762,255	6,470,960
Nov-22	626,464,103	597,171,364	0	0	22,809,102	6,483,637
Oct-22	627,335,459	597,987,818	0	0	22,852,231	6,495,410
Sep-22	628,031,406	598,624,755	0	0	22,898,661	6,507,990
Aug-22	628,894,475	588,648,063	0	0	33,726,748	6,519,664
Jul-22	629,758,130	584,826,990	4,615,848	0	33,784,001	6,531,290
Jun-22	666,685,629	590,295,827	0	0	69,846,073	6,543,729
(1) Maturity dates used in this chart are based on the dates provided by the Master Servicer in the Loan Periodic File.

© 2021 Computershare. All rights reserved. Confidential.							Page 20 of 27

			Specially Serviced Loan Detail - Part 1
		Ending Scheduled				Net Operating				Remaining
Pros ID	Loan ID	Balance	Actual Balance	Appraisal Value	Appraisal Date	Income	DSCR	DSCR Date	Maturity Date	Amort Term
12	407004625	20,877,155.62	20,877,155.62	102,000,000.00	05/03/16	5,779,659.00	1.38030	12/31/21	07/06/26	277
28	305960001	10,996,905.36	10,996,905.36	131,000,000.00	09/29/15	5,846,976.00	1.67980	09/30/18	05/05/21	277
31	306170031	7,808,145.36	8,256,453.98	12,850,000.00	11/01/22	718,680.00	1.00120	12/31/22	11/05/25	209
33	306170033	6,407,687.04	6,684,949.55	3,900,000.00	11/23/22	(34,830.23)	(0.07570)	12/31/22	12/06/25	270
47	306170047	1,535,498.65	1,613,738.19	1,890,000.00	01/12/23	(74,570.56)	(0.78700)	09/30/21	03/05/26	273
Totals		47,625,392.03	48,429,202.70	251,640,000.00		12,235,914.21

© 2021 Computershare. All rights reserved. Confidential.										Page 21 of 27

					Specially Serviced Loan Detail - Part 2

				Servicing
		Property		Transfer	Resolution
Pros ID	Loan ID	Type¹	State	Date	Strategy Code²		Special Servicing Comments
12	407004625	OF	PA	01/03/22	98

Loan transferred to special servicing for Imminent Monetary Default due to a major lease expiration in 10/2023; the tenant reportedly renewed in Q1 2023 and Special Servicer is working to verify the terms. The Loan is payment current and

	Special Servicer is monitoring Property performance.

28	305960001	Various	Various	06/07/19	2

The loan was originally secured by 13 properties, 1 was released, and 12 have become REO in Feb 2023. Evaluating DM & leasing prospects for all. Colliers is the PM/Leasing agent for all. HMOB - Mt. Kisco: one 2-story & one 3-story bldg

w/72K sf in Mt Kisco, NY, Built in 1980 & renov. 2002-3. Miramar Med. Bldg: 16K sf 3 office condo. Incl the bldgs. 1st - 3rd flrs 3.5 mi. from Memorial Hospital Miramar, a 178-bed full service hosp. Built in 2007, 100% occupied. No DM. Leasing:

Working on renewing largest tenant, Tenet Healthcare, LXP 7/23, for 10 years. Hajjar Business Hldgs - Fair Lawn: 12K sf in 5 office condos in a 4-story, MOB 4 miles from 3 full service hospitals. Built in 1955 and conv. to curr. use in 1983. Hajjar

MOB - Hackensack: 1-story MOB w/ 6K sf built in1955 and renov. in 2010. Hajjar Warehouse - Hackensack: 1-story, 2-tenant WH w/17K sf built in1964. Hajjar MOB - Jersey City: 3-story, Class A MOB w/32K sf built in 2011. Hajjar MOB - Glen

Rock: 2-story MOB w/49K sf built in1970 in Glen Rock, NJ. Hajjar MOB - Carlstadt 3-story bldg w/2K sf built in 1989 in Carlstadt, NJ. Hajjar MOB - Oradell: 1-story bldg w/29K sf built in 1979 in Oradell, NJ. HMOB - New Brunswick: 2-story bldg

w/13K sf in New Brunswick, NJ across st. from St Peters Univ. Hos p. Built in 1985 & renov. 2015. Hajjar MOB - Roseland: 3-story bldg w/42K sf, built in 1982. Hajjar MOB - Fair Lawn: 3-story bldg w/15K sf built in 2009. Holding approx.

	$2.1MM at properties for capex, leasing.
31	306170031	LO	OR	05/11/20	1

Loan transferred for Imminent Monetary Default at the Borrower's request as a result of the Covid-19 pandemic. Loan is in payment default. Lender is dual tracking negotiations with the legal process. Interest only payments were being received

	but Borrower missed a payment. Borrower and Special Servicer are currently discussing a forbearance/modification. Negotiations are ongoing.

33	306170033	RT	AZ	11/05/20	7

Property is a 45,421 SF retail center located in Glendale, AZ. The loan transferred into Special Servicing in 11/2020 due to a Borrower declared Imminent Monetary Default stemming from the impact of COVID-19, coupled with the loss of the grocery anchor Henry's, who vacated in 08/2020 at lease expiration and made up 61% of the GLA. Lender took title via deed-in-lieu of foreclosure on 9/1/2021. Property is currently 21.9% occupied, up from 20% at foreclosure. Asset

	Management is working with a local broker to lease anchor space. Exit scenarios are being analyzed.

47	306170047	OF	OR	05/11/20	7

14,000 SF class C office building in Portland, OR. Lender took title through a Deed In Lieu on 1/27/2023. The Property was 100% occupied by the borrower. The lease was terminated at foreclosure and the property is currently 100% vacant.

	Asset Management is analyzing exit scenarios.

1 Property Type Codes						2 Resolution Strategy Code
HC - Health Care			MU - Mixed Use		WH - Warehouse	1 - Modification	6 - DPO	10 - Deed in Lieu of Foreclosures
MF - Multi-Family			SS - Self Storage		LO - Lodging	2 - Foreclosure	7 - REO	11- Full Payoff
RT - Retail			SF - Single Family Rental		98 - Other	3 - Bankruptcy	8 - Resolved	12 - Reps and Warranties
IN - Industrial			OF - Office		MH - Mobile Home Park	4 - Extension	9 - Pending Return to Master Servicer	13 - TBD
SE - Securities			CH - Cooperative Housing		ZZ - Missing Information/Undefined	5 - Note Sale	98 - Other

© 2021 Computershare. All rights reserved. Confidential.								Page 22 of 27

				Modified Loan Detail
		Pre-Modification		Post-Modification				Modification	Modification
						Modification	Modification Booking	Closing	Effective
		Balance	Rate	Balance	Rate
Pros ID	Loan Number					Code¹	Date	Date	Date
5	303161076	32,360,036.78	5.11600%	32,316,027.98	5.11600%	10	05/26/21	05/26/21	--
19	306170019	14,586,985.70	5.50000%	14,586,985.70	5.50000%	10	07/15/20	04/05/20	09/08/20
22	407004609	14,142,165.57	5.41900%	14,142,165.57	5.41900%	10	06/02/20	06/06/20	07/06/20
26	303161069	12,347,378.94	5.28100%	12,312,614.56	5.28100%	10	03/31/21	07/01/20	--
28	305960001	67,030,270.88	5.21300%	11,345,323.06	5.21300%	9	06/22/22	06/20/22	--
Totals		140,466,837.87		84,703,116.87
1 Modification Codes
1 - Maturity Date Extension		5 - Temporary Rate Reduction	8 - Other
2 - Amortization Change		6 - Capitalization on Interest	9 - Combination
3 - Principal Write-Off		7 - Capitalization on Taxes	10 - Forbearance
Note: Please refer to Servicer Reports for modification comments.

© 2021 Computershare. All rights reserved. Confidential.									Page 23 of 27

					Historical Liquidated Loan Detail

			Loan		Gross Sales					Current		Loss to Loan	Percent of
			Beginning	Most Recent	Proceeds or	Fees,	Net Proceeds	Net Proceeds		Period	Cumulative	with	Original
	Loan		Scheduled	Appraised	Other	Advances,	Received on	Available for	Realized Loss	Adjustment to	Adjustment to	Cumulative	Loan
Pros ID¹	Number	Dist.Date	Balance	Value or BPO	Proceeds	and Expenses	Liquidation	Distribution	to Loan	Loan	Loan	Adjustment	Balance
4	306170004	07/12/22	28,000,000.00	161,000,000.00	34,176,330.35	48,982,679.00	30,201,147.69	(18,781,531.31)	0.00	0.00	0.00	0.00	0.00%
4A	306170104	07/12/22	8,000,000.00	161,000,000.00	8,671,795.59	18,284,676.00	8,671,795.59	(9,612,880.41)	0.00	0.00	0.00	0.00	0.00%
23	407000584	04/13/23	13,235,434.81	21,000,000.00	8,865,871.08	1,580,716.21	8,865,871.08	7,285,154.87	5,950,279.94	0.00	0.00	5,950,279.94	36.36%
25	303161077	08/12/21	13,471,228.11	13,500,000.00	13,000,709.18	1,399,053.24	13,000,709.18	11,601,655.94	1,869,572.17	0.00	0.00	1,869,572.17	12.89%
32	301741139	11/15/21	7,802,347.46	15,400,000.00	8,254,663.58	333,085.80	8,254,663.58	7,921,577.78	0.00	0.00	0.00	0.00	0.00%
Current Period Totals			0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Cumulative Totals			70,509,010.38	371,900,000.00	72,969,369.78	70,580,210.25	68,994,187.12	(1,586,023.13)	7,819,852.11	0.00	0.00	7,819,852.11

Note: Fees, Advances and Expenses also include outstanding P & I advances and unpaid fees (servicing, trustee, etc.).

© 2021 Computershare. All rights reserved. Confidential.													Page 24 of 27

				Historical Bond / Collateral Loss Reconciliation Detail
			Certificate	Reimb of Prior
			Interest Paid	Realized Losses		Loss Covered by					Total Loss
			from Collateral	from Collateral	Aggregate	Credit	Loss Applied to	Loss Applied to	Non-Cash	Realized Losses	Applied to
	Loan	Distribution	Principal	Interest	Realized Loss to	Support/Deal	Certificate	Certificate	Principal	from	Certificate
Pros ID	Number	Date	Collections	Collections	Loan	Structure	Interest Payment	Balance	Adjustment	NRA/WODRA	Balance
Deal	Deal	05/12/23	0.00	(16,703.00)	0.00	0.00	0.00	0.00	0.00	0.00	0.00
		04/13/23	0.00	(4,114.42)	0.00	0.00	0.00	0.00	0.00	0.00
		03/10/23	0.00	(4,105.74)	0.00	0.00	0.00	0.00	0.00	0.00
		02/10/23	0.00	(4,097.07)	0.00	0.00	0.00	0.00	0.00	0.00
		01/12/23	0.00	(4,088.43)	0.00	0.00	0.00	0.00	0.00	0.00
		12/12/22	0.00	(4,079.80)	0.00	0.00	0.00	0.00	0.00	0.00
		11/14/22	0.00	(4,071.20)	0.00	0.00	0.00	0.00	0.00	0.00
		10/13/22	0.00	(4,062.61)	0.00	0.00	0.00	0.00	0.00	0.00
		09/12/22	0.00	(4,054.04)	0.00	0.00	0.00	0.00	0.00	0.00
		08/12/22	0.00	(4,045.48)	0.00	0.00	0.00	0.00	0.00	0.00
		07/12/22	0.00	(4,036.95)	0.00	0.00	0.00	0.00	0.00	0.00
		06/10/22	0.00	(4,028.43)	0.00	0.00	0.00	0.00	0.00	0.00
		05/12/22	0.00	(4,019.93)	0.00	0.00	0.00	0.00	0.00	0.00
		04/12/22	0.00	(4,011.45)	0.00	0.00	0.00	0.00	0.00	0.00
		03/11/22	0.00	(4,002.99)	0.00	0.00	0.00	0.00	0.00	0.00
		02/11/22	0.00	(3,994.55)	0.00	0.00	0.00	0.00	0.00	0.00
		01/12/22	0.00	(3,986.12)	0.00	0.00	0.00	0.00	0.00	0.00
		12/10/21	0.00	(3,977.71)	0.00	0.00	0.00	0.00	0.00	0.00
		11/15/21	0.00	(3,969.32)	0.00	0.00	0.00	0.00	0.00	0.00
		10/13/21	0.00	(3,960.94)	0.00	0.00	0.00	0.00	0.00	0.00
		09/13/21	0.00	(3,952.59)	0.00	0.00	0.00	0.00	0.00	0.00
4	306170004	07/12/22	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
4A	306170104	07/12/22	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
23	407000584	04/13/23	0.00	0.00	5,950,279.94	0.00	0.00	5,950,279.94	0.00	0.00	5,950,279.94
25	303161077	08/12/21	0.00	0.00	1,869,572.17	0.00	0.00	1,869,572.17	0.00	0.00	1,869,572.17
32	301741139	11/15/21	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Current Period Totals			0.00	(16,703.00)	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Cumulative Totals			0.00	(97,362.77)	7,819,852.11	0.00	0.00	7,819,852.11	0.00	0.00	7,819,852.11

© 2021 Computershare. All rights reserved. Confidential.											Page 25 of 27

				Interest Shortfall Detail - Collateral Level

			Special Servicing Fees									Modified
		Deferred						Non-		Reimbursement of	Other	Interest
	Interest	Interest						Recoverable	Interest on	Advances from	Shortfalls /	Reduction /
Pros ID	Adjustments	Collected	Monthly	Liquidation	Work Out	ASER	PPIS / (PPIE)	Interest	Advances	Interest	(Refunds)	(Excess)
8	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	7,000.00	0.00
11	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	44.36	0.00	0.00	0.00
12	0.00	0.00	4,357.53	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
16	0.00	0.00	0.00	0.00	1,001.99	0.00	0.00	0.00	0.00	0.00	0.00	0.00
21	0.00	0.00	0.00	0.00	884.91	0.00	0.00	0.00	1,476.34	0.00	0.00	0.00
22	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	119.82	0.00	0.00	0.00
26	0.00	0.00	0.00	0.00	725.90	0.00	0.00	0.00	0.00	0.00	0.00	0.00
28	0.00	0.00	2,291.02	0.00	0.00	12,238.71	0.00	0.00	0.00	0.00	0.00	0.00
31	0.00	0.00	3,500.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
33	0.00	0.00	3,500.00	0.00	0.00	15,663.80	0.00	0.00	0.00	0.00	0.00	0.00
36	0.00	0.00	0.00	0.00	398.23	0.00	0.00	0.00	0.00	0.00	0.00	0.00
40	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	326.33	0.00	0.00	0.00
41	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	138.33	0.00	0.00	0.00
42	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	648.23	0.00	0.00	0.00
47	0.00	0.00	3,500.00	0.00	0.00	0.00	0.00	8,138.14	0.00	0.00	0.00	0.00
Total	0.00	0.00	17,148.55	0.00	3,011.03	27,902.51	0.00	8,138.14	2,753.41	0.00	7,000.00	0.00
Note: Interest Adjustments listed for each loan do not include amounts that were used to adjust the Weighted Average Net Rate of the mortgage loans.									Collateral Shortfall Total		65,953.64

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Supplemental Notes
None

© 2021 Computershare. All rights reserved. Confidential.		Page 27 of 27